Annual Total Returns - Fidelity® SAI U.S. Large Cap Index Fund [BarChart] - 07.31 Fidelity SAI U.S. Large Cap Index Fund PRO-08 - Fidelity® SAI U.S. Large Cap Index Fund - Fidelity SAI U.S. Large Cap Index Fund-Default
Sep. 29, 2020
Bar Chart Table:
Annual Return 2017	21.74%
Annual Return 2018	(4.36%)
Annual Return 2019	31.53%